Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of research and development expenses [Abstract]
Payroll and related expenses	$ 999	$ 1,483	$ 1,632
Share-based payment	124	6	13
Subcontractors	911	668	421
Other	168	328	348
Total	$ 2,202	$ 2,485	$ 2,414